Acquisition, Restructuring and Management Fee Costs - Summary of Total Acquisition, Restructuring and Management Fee Costs (Parenthetical) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sentinel Capital Partners [Member]
Business Acquisition [Line Items]
Aacquisition costs and management fees	$ 23,275	$ 6,089	$ 3,662	$ 12,869